Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Note Payable [Abstract]
Note Payable

Note 10 - Note Payable

On October 4, 2023, the Company entered into a subscription agreement with an investor to cover working capital expenses of $650,000 prior to the closing of the Business Combination. In connection with the consideration received, the Company issued 0.9 shares of Class A common stock for each dollar contributed by the investor’s capital contribution or 585,000 shares. The note does not accrue interest and is due upon the close of the Business Combination. In the event of a default in payment, the Company shall issue to the investor 0.1 shares of common stock monthly for every $1 outstanding until the default is cured. The note was not fully repaid at the close of the Business Combination and as of March 31, 2024 and December 31, 2023, there was $429,370 owed under this subscription agreement, which is included on the condensed consolidated balance sheet. As at March 31, 2024, the Company transferred 171,748 shares to the investor pursuant to this agreement. At March 31, 2024, a total of 85,874 shares are pending to be transferred to the investor under this agreement.

Note 11 - Note Payable

On October 4, 2023, the Company entered into a subscription agreement with an investor to cover working capital expenses of $650,000 prior to the closing of the Business Combination. In connection with the consideration received, the Company issued 0.9 shares of Class A common stock for each dollar contributed by the investor’s capital contribution or 585,000 shares. The note does not accrue interest and due upon the close of the Business Combination In the event of a default in payment, the Company shall issue to the investor 0.1 shares of common stock monthly for every $1 outstanding until the default is cured. The note was not fully repaid at the close of the Business Combination and as of December 31, 2023, there was $429,370 owed under this subscription agreement, which is included on the consolidated balance sheet. In October, November and December 2023 and January and February 2024, the Company transferred 42,937 shares per month to the investor pursuant to this agreement.